Balances and Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2016
Balances and Transactions with Related Parties [Abstract]
Schedule of Related Party Balances and Transactions
	June 30,	December 31,
	2016	2015
	U.S. Dollars (in thousands)
Accounts receivable	126	79
Due from (to) affiliated companies	668	559
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	Six months ended June 30,
	2016	2015
	U.S. Dollars (in thousands)
Purchases from Priortech and affiliates	8	26
Interest income from Priortech	29	1
Sales to Priortech and affiliated companies	48	44